Income tax (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2020
Current tax
Current tax credit - R&D	$ 821,350
Deferred Tax	(567,632)	$ 568,534
Income tax credit	$ 253,718	$ 568,534